Equity-Based Compensation and Equity (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation, Activity

The following table summarizes the activity in the Common Series C Units during the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Beginning of the period	174,190	156,975	150,906
Grants	2,900	21,953	10,830
Forfeitures	(5,064)	(4,738)	(4,416)
Repurchases	—	—	(345)

End of the period	172,026	174,190	156,975

The following table summarizes the activity in the Common Series C-2 Units during the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Beginning of the period	33,400	33,525	—
Grants	2,500	1,425	34,275
Forfeitures	(3,625)	(1,550)	(750)

End of the period	32,275	33,400	33,525

Common Series C Units [Member]
Schedule of Assumptions Used To Determine Fair Value

The following weighted average assumptions were used in determining the fair value of Common Series C Unit grants made during the years ended December 31, 2020, 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018
Grant date fair value	$201.25	$37.90	$167.40
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	75.3%	41.2%	36.0%
Risk-free interest rate	0.2%	2.5%	2.3%
Lack of marketability discount	30.5%	31.3%	29.2%
Expected term (years)	1.0	1.0	1.0

Common Series C2 Units [Member]
Schedule of Assumptions Used To Determine Fair Value

The following weighted average assumptions were used in determining the fair value of Common Series C-2 Unit grants made during the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Grant date fair value	$223.00	$284.00	$652.99
Dividend yield	0.0%	0.0%	0.0%
Yield Test Probability	23.3%	39.0%	97.1%
Cost of Equity Capital	11.8%	11.1%	12.3%
Expected term (years)	1.0	2.0	3.0

Common Series D Units [Member]
Schedule of Assumptions Used To Determine Fair Value

The following assumptions were used in determining the fair value for the years ended December 31, 2020, 2019, and 2018:

	Year Ended December 31,
	2020	2019	2018
Grant date fair value	$300.00	$300.00	$300.00
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	48.0%	44.0%	40.0%
Risk-free interest rate	0.1%	1.6%	2.6%
Lack of marketability discount	23.0%	26.0%	25.0%
Expected term (years)	1.0	1.0	1.0